JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.4%
Aerospace & Defense — 4.3%
General Dynamics Corp.	166	40,150
Northrop Grumman Corp.	71	31,940
Raytheon Technologies Corp.	461	45,624

		117,714

Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	155	33,241

Airlines — 0.9%
Southwest Airlines Co.*	556	25,477

Banks — 10.3%
Bank of America Corp.	1,298	53,503
Citigroup, Inc.	766	40,915
Citizens Financial Group, Inc.	259	11,726
M&T Bank Corp.	102	17,241
PNC Financial Services Group, Inc. (The)	183	33,699
Truist Financial Corp.	687	38,932
US Bancorp	337	17,913
Wells Fargo & Co.	1,394	67,530

		281,459

Beverages — 1.0%
Monster Beverage Corp. *	104	8,278
PepsiCo, Inc.	116	19,409

		27,687

Biotechnology — 2.8%
AbbVie, Inc.	228	36,982
Amgen, Inc.	60	14,392
Biogen, Inc.*	17	3,582
Vertex Pharmaceuticals, Inc. *	83	21,530

		76,486

Building Products — 0.4%
Trane Technologies plc	65	9,877

Capital Markets — 7.4%
BlackRock, Inc.	70	53,241
Charles Schwab Corp. (The)	357	30,118
Goldman Sachs Group, Inc. (The)	90	29,572
Morgan Stanley	526	45,986
S&P Global, Inc.	43	17,515
T. Rowe Price Group, Inc.	175	26,453

		202,885

Chemicals — 2.5%
Air Products and Chemicals, Inc.	113	28,152
Axalta Coating Systems Ltd. *	1,330	32,683
DuPont de Nemours, Inc.	104	7,616

		68,451

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	125	16,498

Construction Materials — 1.1%
Vulcan Materials Co.	159	29,169

Consumer Finance — 2.2%
American Express Co.	189	35,377
Capital One Financial Corp.	196	25,686

		61,063

Containers & Packaging — 0.3%
Ball Corp.	81	7,264

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B *	160	56,430

Electric Utilities — 1.7%
Entergy Corp.	77	9,043
NextEra Energy, Inc.	273	23,137
Xcel Energy, Inc.	203	14,680

		46,860

Electrical Equipment — 1.1%
Eaton Corp. plc	194	29,491

Entertainment — 0.7%
Walt Disney Co. (The) *	132	18,147

Equity Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	43	10,644
Host Hotels & Resorts, Inc.	889	17,276
Ventas, Inc.	225	13,877

		41,797

Food & Staples Retailing — 1.1%
Walmart, Inc.	198	29,538

Food Products — 0.9%
Mondelez International, Inc., Class A	399	25,059

Health Care Equipment & Supplies — 3.6%
Becton Dickinson and Co.	108	28,751
Boston Scientific Corp. *	384	17,003
Medtronic plc	309	34,310
Zimmer Biomet Holdings, Inc.	153	19,518

		99,582

Health Care Providers & Services — 5.2%
Anthem, Inc.	44	21,436
Cigna Corp.	139	33,221
Humana, Inc.	53	22,876
UnitedHealth Group, Inc.	126	64,047

		141,580

Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc. *	9	21,345
McDonald’s Corp.	108	26,686

		48,031

Household Durables — 0.4%
Newell Brands, Inc.	464	9,930

Household Products — 1.1%
Procter & Gamble Co. (The)	192	29,263

Insurance — 4.2%
Chubb Ltd.	137	29,278

JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Hartford Financial Services Group, Inc. (The)	361	25,947
Loews Corp.	195	12,634
Marsh & McLennan Cos., Inc.	74	12,670
MetLife, Inc.	313	21,983
Prudential Financial, Inc.	112	13,233

		115,745

Interactive Media & Services — 2.0%
Alphabet, Inc., Class C *	14	39,708
Meta Platforms, Inc., Class A *	66	14,698

		54,406

IT Services — 0.9%
Fidelity National Information Services, Inc.	87	8,762
International Business Machines Corp.	119	15,527

		24,289

Machinery — 2.7%
Dover Corp.	242	37,961
Parker-Hannifin Corp.	125	35,353

		73,314

Media — 1.5%
Comcast Corp., Class A	866	40,562

Multiline Retail — 0.8%
Dollar General Corp.	102	22,708

Multi-Utilities — 1.5%
CMS Energy Corp.	443	30,957
Public Service Enterprise Group, Inc.	138	9,658

		40,615

Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	244	39,717
ConocoPhillips	762	76,246
EOG Resources, Inc.	407	48,552
Exxon Mobil Corp.	190	15,725
Valero Energy Corp.	103	10,410

		190,650

Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	777	56,731
Eli Lilly & Co.	105	30,199
Johnson & Johnson	215	38,022
Merck & Co., Inc.	82	6,720
Pfizer, Inc.	328	16,956

		148,628

Road & Rail — 1.1%
CSX Corp.	814	30,477

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	249	41,162
Lam Research Corp.	22	11,570
NXP Semiconductors NV (China)	155	28,634
Texas Instruments, Inc.	243	44,615

		125,981

Software — 1.2%
Microsoft Corp.	110	33,798

Specialty Retail — 4.9%
AutoZone, Inc. *	16	32,709
Gap, Inc. (The)	305	4,296
Home Depot, Inc. (The)	99	29,653
Lowe’s Cos., Inc.	125	25,231
O’Reilly Automotive, Inc. *	20	13,425
TJX Cos., Inc. (The)	455	27,580

		132,894

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	74	12,906

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	204	27,388

Tobacco — 1.2%
Philip Morris International, Inc.	357	33,531

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	152	19,522

TOTAL COMMON STOCKS (Cost $2,050,749)		2,660,393

SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b) (Cost $87,367)	87,358	87,376

Total Investments — 100.6% (Cost $2,138,116)		2,747,769
Liabilities in Excess of Other Assets — (0.6)%		(16,235)

Net Assets — 100.0%		2,731,534

Percentages indicated are based on net assets.

JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a) Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b) The rate shown is the current yield as of March 31, 2022.
* Non-income producing security.

JPMorgan U.S. Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,747,769	$—	$—	$2,747,769

(a) Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$38,028	$1,254,434	$1,205,070	$(24)	$8	$87,376	87,358	$37	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.